Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal	$ 0	$ 0
United States	0	0
Foreign	0	0
Total Current	0	0
Deferred
Federal	(5,460)	(12,129)
State	(4,779)	(522)
Change in valuation allowance	10,239	12,651
Total Deferred	0	0
Total tax provision	$ 0	$ 0